SELLING AND MARKETING EXPENSES: - Schedule of selling and marketing expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SELLING AND MARKETING EXPENSES
Sales and marketing expense	$ 2,070	$ 2,866	$ 2,335
Salaries and related expenses
SELLING AND MARKETING EXPENSES
Sales and marketing expense	$ 2,070	$ 2,866	$ 2,335